Intangible assets - Schedule of Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible assets - Schedule of Intangible Assets [Line Items]
Cost, Beginning Balance	$ 297,154	$ 286,909
Cost, Ending Balance	288,043	297,154
Accumulated amortization, Beginning Balance	231,758	134,884
Accumulated amortization, Ending Balance	278,718	231,758
Net book value	9,325	65,396
Cost, Additions		4,819
Cost, Currency translation adjustments	(9,111)	5,426
Amortization	54,985	92,734
Accumulated amortization, Currency translation adjustments	(8,025)	4,140
Research and development [Member]
Intangible assets - Schedule of Intangible Assets [Line Items]
Cost, Beginning Balance	262,824	257,945
Cost, Ending Balance	254,767	262,824
Accumulated amortization, Beginning Balance	211,719	121,807
Accumulated amortization, Ending Balance	254,767	211,719
Net book value		51,105
Cost, Additions
Cost, Currency translation adjustments	(8,057)	4,879
Amortization	50,380	86,132
Accumulated amortization, Currency translation adjustments	(7,332)	3,780
Software [Member]
Intangible assets - Schedule of Intangible Assets [Line Items]
Cost, Beginning Balance	16,180	15,880
Cost, Ending Balance	15,684	16,180
Accumulated amortization, Beginning Balance	13,034	7,499
Accumulated amortization, Ending Balance	15,684	13,034
Net book value		3,146
Cost, Additions
Cost, Currency translation adjustments	(496)	300
Amortization	3,102	5,303
Accumulated amortization, Currency translation adjustments	(452)	232
Patents [Member]
Intangible assets - Schedule of Intangible Assets [Line Items]
Cost, Beginning Balance	9,884	4,971
Cost, Ending Balance	9,581	9,884
Accumulated amortization, Beginning Balance	2,378	1,848
Accumulated amortization, Ending Balance	2,981	2,378
Net book value	6,600	7,506
Cost, Additions		4,819
Cost, Currency translation adjustments	(303)	94
Amortization	689	486
Accumulated amortization, Currency translation adjustments	(86)	44
Trademark [Member]
Intangible assets - Schedule of Intangible Assets [Line Items]
Cost, Beginning Balance	8,266	8,113
Cost, Ending Balance	8,011	8,266
Accumulated amortization, Beginning Balance	4,627	3,730
Accumulated amortization, Ending Balance	5,286	4,627
Net book value	2,725	3,639
Cost, Additions
Cost, Currency translation adjustments	(255)	153
Amortization	814	813
Accumulated amortization, Currency translation adjustments	$ (155)	$ 84